Income Taxes - Components of Income from Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Income Tax Disclosure [Abstract]
Domestic	$ (210.3)	$ (92.2)	$ (107.6)
Foreign	4.7	(30.7)	(2.5)
Loss before income taxes	$ (205.6)	$ (122.9)	$ (110.1)